Contribution U S Wind Farms to Company's Results (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquisitions And Development [Line Items]
Revenue	4,096
Net earnings/(Loss)	(449)
Sandy Ridge
Acquisitions And Development [Line Items]
Revenue	2,132
Net earnings/(Loss)	(353)
Senate
Acquisitions And Development [Line Items]
Revenue	1,179
Net earnings/(Loss)	50
Minonk
Acquisitions And Development [Line Items]
Revenue	785
Net earnings/(Loss)	(146)